Accrued liabilities and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued liabilities and other current liabilities

	As of December 31,
	2022	2023
	(in thousands)
Salary and welfare payable	3,616	8,915
Other tax payables	350	3,221
Accrued listing expenses (Note a)	4,963	—
Others	3,926	3,228

Total	12,855	15,364